Other Assets, Net (Details) - Schedule of Other Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Other Assets Abstract
Deposits	$ 103,517	$ 60,988
Prepayments	6,309,779	40,204
Total other assets	6,413,296	101,192
Less: allowance for expected credit losses	(990)
Other assets, net	6,412,306	101,192
Less: amounts classified as non-current assets	(3,959,651)	(29,299)
Amounts classified as current assets	$ 2,452,655	$ 71,893